Organization and Principal Business (Tables)	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiaries

The companies of the Group are listed as follows:

Entity Name	Place of Incorporation	Percentage of ownership	Principal activities
CBL International Limited (“CBL”)	Cayman Islands	Parent	Ultimate holding Company
Banle International Group Limited (“Banle BVI”)	British Virgin Islands	100% by CBL	Investment holding
Banle Investment Holdings Limited (“BIHL”)	British Virgin Islands	100% by CBL	Investment holding
Banle International Marketing Limited	Labuan, Malaysia	100% by Banle BVI	Marketing service
Banle International (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	100% by Banle BVI	Sales and distribution of marine fuel
Banle Energy International Limited (“Banle HK”)	Hong Kong	100% by Banle BVI	Sales and distribution of marine fuel
Reliance (China) Limited	Hong Kong	100% by Banle HK	Business management
Banle International (China) Limited (“Banle China”)	Hong Kong	100% by Banle BVI	Investment holding
Banle International (Singapore) Pte Ltd	Singapore	100% by Banle BVI	Sales and distribution of marine fuel
Banle International (Europe) Limited	Ireland	100% by Banle BVI	Business management
Green Marine Energy Holdings Limited (“GMEH”)	British Virgin Islands	50.5% by BIHL	Investment holding
Green Marine Energy Sdn Bhd	Malaysia	100% by GMEH	Trading and supply fuel related products
Green Marine Supply Sdn Bhd – An Associated Company	Malaysia	30% by GMEH	Trading and supply fuel related products